Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Schedule of fair value of assets measured on recurring basis
The following table sets forth the major financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2019 and September 30, 2020:

	Fair value measurements
	Total	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)
	RMB	RMB	RMB
As of December 31, 2019
Time deposits	1,325,737	1,325,737	—
Short-term investments	121,126	—	121,126

Total	1,446,863	1,325,737	121,126

As of September 30, 2020
Time deposits	817,475	817,475	—
Short-term investments	237,418	—	237,418

Total	1,054,893	817,475	237,418